Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Investment Companies (97.1%)	Shares/ Par +	Value $ (000’s)
Commodities (0.9%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	891,400	18,220

Total		18,220

Domestic Equity (29.3%)
iShares Core S&P 500 ETF	243,300	140,340
iShares Core S&P Mid-Cap ETF	296,750	18,493
iShares Core S&P Small-Cap ETF	121,100	14,164
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	36,378,211	58,533
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	13,273,446	57,448
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	52,448,427	58,113
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	10,798,356	35,602
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	22,566,399	35,474
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,989,835	22,951
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,331,375	24,885
Schwab U.S. REIT ETF	1,366,600	31,664
SPDR Dow Jones REIT ETF	296,800	31,678
SPDR Portfolio S&P 400 Mid Cap ETF	583,800	31,922
SPDR Portfolio S&P 600 Small Cap ETF	643,800	29,299

Total		590,566

Fixed Income (52.8%)
iShares Core U.S. Aggregate Bond ETF	2,278,800	230,774
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	155,146,574	153,750
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	493,397,573	549,645

Investment Companies (97.1%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	29,204,808	30,227
SPDR Portfolio Long Term Treasury ETF	3,500,700	101,766

Total		1,066,162

Foreign Equity (14.1%)
iShares Core MSCI EAFE ETF	748,200	58,397
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	68,867,956	71,691
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	44,519,867	77,732
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	37,408,088	77,061

Total		284,881

Total Investment Companies (Cost: $1,914,119)		1,959,829

Short-Term Investments (1.4%)
Governments (1.0%)
US Treasury
0.000%, 10/31/24	6,700,000	6,674
0.000%, 11/29/24	6,700,000	6,648
2.250%, 12/31/24	6,700,000	6,660

Total		19,982

Investment Companies (0.4%)
JPMorgan Ultra-Short Income ETF	188,550	9,567

Total		9,567

Total Short-Term Investments (Cost: $29,553)		29,549

Total Investments (98.5%) (Cost: $1,943,672)@		1,989,378

Other Assets, Less Liabilities (1.5%)		29,647

Net Assets (100.0%)		2,019,025

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index	Morgan Stanley Capital Services LLC	0.180%	Bloomberg Commodity Index	11/24	19,566	$—	$—

						$—	$—

Balanced Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	—	—	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,943,672 and the net unrealized appreciation of investments based on that cost was $45,706 which is comprised of $139,831 aggregate gross unrealized appreciation and $94,125 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Investment Companies	$1,959,829	$—	$—
Short-Term Investments
Investment Companies	9,567	—	—
Governments	—	19,982	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total Assets:	$1,969,396	$19,982	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Balanced Portfolio

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30,

2024 are as follows:

Portfolio	Value at 12/31/2023	Purchases	Sales	Value at 9/30/2024	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 9/30/2024
				(amount in thousands)

Domestic Equity	$84,676	$5,326	$33,810	$58,533	$3,461	$(1,120)	$1,077	$4,250	5.2%
Emerging Markets	5,669	66,939	8,390	71,691	7,057	416	1,069	–	6.3%
Focused Appreciation	84,064	4,878	40,450	57,448	8,199	757	–	4,878	4.1%
High Yield Bond	52,658	–	52,580	–	3,457	(3,535)	–	–	–%
International Equity	70,049	2,112	2,020	77,732	7,405	186	2,112	–	3.8%
International Growth	70,476	2,524	1,820	77,061	5,226	655	654	1,869	7.0%
Large Cap Blend	84,360	13,170	39,940	58,113	(3,287)	3,810	459	12,711	33.1%
Mid Cap Growth Stock	81,861	45	49,620	35,602	1,637	1,679	45	–	3.5%
Mid Cap Value	82,620	2,405	53,030	35,474	6,414	(2,935)	965	1,440	5.4%
Multi-Sector Bond	111,320	40,652	980	153,750	2,916	(158)	7,582	–	11.6%
Select Bond	656,184	20,853	133,150	549,645	23,918	(18,160)	20,853	–	18.9%
Short-Term Bond	24,026	5,997	–	30,227	204	–	997	–	7.6%
Small Cap Growth Stock	20,072	79	–	22,951	2,800	–	79	–	3.1%
Small Cap Value	23,628	1,017	1,180	24,885	1,683	(263)	180	837	4.2%

	$1,451,663	$165,997	$416,970	$1,253,112	$71,090	$(18,668)	$36,072	$25,985

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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